Average Annual Total Returns{- Fidelity Freedom® 2025 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2025 Fund	Fidelity Freedom 2025 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2025 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2025 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2025 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2025 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2025 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2025 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2025 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2025 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0551 Past 1 year	F0551 Past 5 years	F0551 Past 10 years
Total	14.65%	10.11%	8.16%	12.84%	8.55%	6.68%	9.48%	7.59%	6.10%	18.40%	15.22%	13.88%	13.56%	10.13%	8.87%